Cover	May 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2023
Entity File Number	001-38389
Entity Registrant Name	MOTUS GI HOLDINGS, INC.
Entity Central Index Key	0001686850
Entity Tax Identification Number	81-4042793
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1301 East Broward Boulevard
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Ft. Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	(954)
Local Phone Number	541-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	MOTS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Entity Information, Former Legal or Registered Name	Not Applicable